Bonds Payable - Summary of Bonds Payable (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Repayable at maturity in January 2021 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.30%	1.30%
Repayable at maturity in January 2023 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.50%	1.50%
Repayable at maturity in January 2022 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.25%	1.25%
Repayable at maturity in January 2024 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.45%	1.45%
Repayable at maturity in April 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.90%	0.90%
Repayable at maturity in April 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	1.03%	1.03%
Repayable at maturity in October 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.15%	2.15%
Notional Amount	$ 200,000	$ 200,000
Repayable at maturity in October 2024 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	2.50%	2.50%
Notional Amount	$ 100,000	$ 100,000
Repayable at maturity in December 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.00%	0.00%
Repayable at maturity in April 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.90%	0.90%
Repayable at maturity in August 2023 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.72%	0.72%
Repayable at maturity in August 2025 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.85%	0.85%
Repayable at maturity in August 2027 [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate	0.95%	0.95%